Accrued Liabilities (Tables)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities consisted of the following:
	June 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Employee-related liabilities	$243,122	$68,697
Accrued taxes	78,448	-
Accrued legal expenses	20,000	46,466
Accrued interest	-	27,637
Penalty for late S-1 filing and effectiveness	645,693	-
Accrued research and development	144,619	-
Other accrued expenses	25,601	1,833
	$1,157,483	$144,633
Accrued liabilities consisted of the following as of December 31, 2023 and 2022:
	2023	2022
Employee-related liabilities	$68,697	$19,758
Accrued legal expenses	46,466	18,040
Accrued interest	27,637	12,014
Accrued consulting expenses	1,833	50,582
	$144,633	$100,394